Share-Based Compensation - Weighted Average Assumptions of Options (Details) - year	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based payment arrangements [Abstract]
Risk-free annual interest rate	0.31%	0.88%
Expected annual dividend yield	0.00%	0.00%
Expected stock price volatility	81.69%	89.60%
Expected life of options (years)	2.40	2.37
Forfeiture rate	18.75%	12.54%